ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2015
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued Liabilities And Other Liabilities Current [Text Block]
8.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2014	2015
	$	$

Accrued payroll and employee benefits	1,191	1,959
Deposits received from customers	50	17
Accrued audit fee	260	270
Others	229	183

	1,730	2,429